Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Table
A summary of the historical cost of property, plant and equipment is as follows:

		December 31,
thousands	Estimated Useful Life	2015	2014
Land	n/a	$3,744	$3,437
Gathering systems	3 to 47 years	6,061,004	5,559,369
Pipelines and equipment	15 to 45 years	136,290	151,107
Assets under construction	n/a	329,887	512,269
Other	3 to 40 years	25,853	22,395
Total property, plant and equipment		6,556,778	6,248,577
Accumulated depreciation		1,697,999	1,110,722
Net property, plant and equipment		$4,858,779	$5,137,855